Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement of Financial Statement

The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
2011
Redeemable preferred stock	$-	58,248	58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

2010
Redeemable preferred stock	$-	51,753	51,753
Total stockholders equity/deficit	30,159	(21,594)	(51,753)

The per share impact of these changes is shown below.

	As originally reported	As adjusted	Effect of the change
2011
Net income (loss) per share attributable to common shareholders:
Basic	$0.16	$0.14	$(0.02)
Diluted	$0.15	$0.13	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	40,446	45,742	5,296
2010
Net income (loss) per share attributable to common shareholders:
Basic	$0.11	$0.10	$(0.01)
Diluted	$0.11	$0.09	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	39,723	45,019	5,296
2009
Net income (loss) per share attributable to common shareholders:
Basic	$0.00	$0.00	$-
Diluted	$0.00	$0.00	$-
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	38,985	42,962	3,977

Revenue by Major Customer

For the year ended December 31, 2009, the Company had 3 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 3 clients is summarized in the table below (in thousands):

Description	2009 Revenue	Percent of total revenue
1	$25,915	23.6%
2	19,670	17.9%
3	12,496	11.4%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 4 clients is summarized in the table below (in thousands):

Description	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 5 clients is summarized in the table below (in thousands):

Description	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%